Long-Term Debt - Additional Information (Detail) $ in Thousands					3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 23, 2019 USD ($)	Jun. 24, 2019 USD ($)	Apr. 01, 2019 USD ($)	Oct. 22, 2018 USD ($)	Jun. 29, 2019 USD ($)	Jun. 29, 2019 USD ($)	Dec. 29, 2018 USD ($)	Oct. 22, 2019 USD ($)	Dec. 30, 2017 USD ($)
Debt and Financial Instruments [Line Items]
Debt issuance costs							$ 1,800
Write off of debt issuance costs					$ 3,788	$ 3,788
Write off of loan discounts					$ 1,374	$ 1,374
Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin						1.00%	1.00%
Federal funds effective rate
Debt and Financial Instruments [Line Items]
Applicable margin						0.50%	0.50%
Minimum
Debt and Financial Instruments [Line Items]
Fixed interest period							2 months
Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin						0.00%	1.00%
Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin							2.00%
Maximum
Debt and Financial Instruments [Line Items]
Fixed interest period							12 months
Revolving credit facility
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity							$ 100,000
Capitalizable debt issuance costs							1,000
Letter of credit outstanding							75,000
Letter of Credit
Debt and Financial Instruments [Line Items]
Letter of credit outstanding							3,400		$ 3,400
First Lien Credit Agreement
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity							$ 100,000
Term loans
Debt and Financial Instruments [Line Items]
Applicable margin							2.00%
Term loans | First Lien Credit Agreement
Debt and Financial Instruments [Line Items]
Effective interest rate							5.19%		6.09%
Revolving credit facility | Revolving credit facility | Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							3.25%
Revolving credit facility | Revolving credit facility | Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin							2.25%
Revolving credit facility | Revolving credit facility | Maximum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							3.75%
Revolving credit facility | Revolving credit facility | Maximum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin							2.75%
First Lien Credit Agreement
Debt and Financial Instruments [Line Items]
Minimum interest payment			$ 1,800
Term loan due date			Oct. 21, 2025
Capitalizable debt issuance costs							$ 7,200
First Lien Credit Agreement | Investor
Debt and Financial Instruments [Line Items]
Write off of debt issuance costs							2,500
First Lien Credit Agreement | Revolving credit facility
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity				$ 100,000
Secured leverage ratio					7.00	7.00
Threshold to test leverage ratio					$ 10,000	$ 10,000
Percentage of total amount of revolving credit facility commitments					35.00%	35.00%
First Lien Credit Agreement | Revolving credit facility | Minimum
Debt and Financial Instruments [Line Items]
Quarterly commitment fee				0.25%
First Lien Credit Agreement | Revolving credit facility | Maximum
Debt and Financial Instruments [Line Items]
Quarterly commitment fee				0.50%
First Lien Credit Agreement | Letter of Credit
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity				$ 35,000
Letter of credit outstanding					$ 3,600	$ 3,600
First Lien Credit Agreement | Bridge Loan
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity				20,000
First Lien Credit Agreement | Dividend Declared and Paid 1 [Member]
Debt and Financial Instruments [Line Items]
Cash dividend							152,200
First Lien Credit Agreement | Dividend Declared and Paid 2 [Member]
Debt and Financial Instruments [Line Items]
Cash dividend							1,400
First Lien Credit Agreement | Dividend Paid
Debt and Financial Instruments [Line Items]
Cash dividend							$ 153,600
First Lien Credit Agreement | Term loans
Debt and Financial Instruments [Line Items]
Debt instrument, face amount				725,000
Effective interest rate					6.14%	6.14%
Minimum interest payment			$ 1,800
Prepayments of principal		$ 248,000
Payment of accrued and unpaid interest		3,800
First Lien Credit Agreement | Term loans | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin						3.75%	3.75%
First Lien Credit Agreement | Term loans | ABR
Debt and Financial Instruments [Line Items]
Applicable margin						2.75%	2.75%
First Lien Credit Agreement | Term loans | Revolving credit facility
Debt and Financial Instruments [Line Items]
Capitalizable debt issuance costs							$ 5,900
Term Loan Maturing October Twenty Two 2025 | Term loans | Subsequent Event
Debt and Financial Instruments [Line Items]
Debt instrument, face amount	$ 475,200
Term Loan Maturing October Twenty Two 2025 | Term loans | Minimum | Eurodollar | Subsequent Event
Debt and Financial Instruments [Line Items]
Applicable margin	3.50%
Term Loan Maturing October Twenty Two 2025 | Term loans | Minimum | ABR | Subsequent Event
Debt and Financial Instruments [Line Items]
Applicable margin	2.50%
Term Loan Maturing October Twenty Two 2025 | Term loans | Maximum | Eurodollar | Subsequent Event
Debt and Financial Instruments [Line Items]
Applicable margin	3.25%
Term Loan Maturing October Twenty Two 2025 | Term loans | Maximum | ABR | Subsequent Event
Debt and Financial Instruments [Line Items]
Applicable margin	2.25%
Second Lien Credit Agreement | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							1.00%
Second Lien Credit Agreement | Federal funds effective rate
Debt and Financial Instruments [Line Items]
Applicable margin							0.50%
Second Lien Credit Agreement | Investor
Debt and Financial Instruments [Line Items]
Write off of debt issuance costs							$ 900
Second Lien Credit Agreement | Minimum
Debt and Financial Instruments [Line Items]
Fixed interest period							2 months
Second Lien Credit Agreement | Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							1.00%
Second Lien Credit Agreement | Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin							2.00%
Second Lien Credit Agreement | Maximum
Debt and Financial Instruments [Line Items]
Fixed interest period							12 months
Second Lien Credit Agreement | Term loans
Debt and Financial Instruments [Line Items]
Debt instrument, face amount				$ 150,000				$ 150,000
Applicable margin							2.00%
Effective interest rate							9.59%		9.94%
Write off of debt issuance costs		3,800
Prepayments of principal		150,000
Payment of accrued and unpaid interest		3,600
Write off of loan discounts		$ 1,400
Second Lien Credit Agreement | Term loans | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							7.25%
Second Lien Credit Agreement | Term loans | ABR
Debt and Financial Instruments [Line Items]
Applicable margin							6.25%
Second Lien Credit Agreement | Term loans | Revolving credit facility
Debt and Financial Instruments [Line Items]
Capitalizable debt issuance costs							$ 4,100